Federated Hermes Conservative Microshort Fund Average Annual Total Returns		2 Months Ended	12 Months Ended	47 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(2.00%)
ICE BofA US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.25%	2.98%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.24%	5.78%
Performance Inception Date		Oct. 29, 2024
IS
Prospectus [Line Items]
Average Annual Return, Percent			5.80%	3.25%
Performance Inception Date				Feb. 03, 2021
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.48%	1.92%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.40%	1.92%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE Bank of America US 3-Month Treasury Bill Index is an unmanaged index tracking U.S. government securities.